Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2021 and 2020.

	At March 31, 2021
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,121,065	¥611,415	¥—	¥2,732,480
Equity instruments	403,556	4,700	—	408,256

Total trading assets	2,524,621	616,115	—	3,140,736

Derivative financial instruments:
Interest rate derivatives	47,289	3,049,703	289	3,097,281
Currency derivatives	104	2,325,254	507	2,325,865
Equity derivatives	48,283	2,908	15,411	66,602
Commodity derivatives	1,043	6,267	—	7,310
Credit derivatives	—	22,702	1,857	24,559

Total derivative financial instruments	96,719	5,406,834	18,064	5,521,617

Financial assets at fair value through profit or loss:
Debt instruments	486,073	619,641	561,450	1,667,164
Equity instruments	44,836	71	32,777	77,684

Total financial assets at fair value through profit or loss	530,909	619,712	594,227	1,744,848

Investment securities at fair value through other comprehensive income:
Japanese government bonds	14,293,611	—	—	14,293,611
U.S. Treasury and other U.S. government agency bonds	5,564,944	—	—	5,564,944
Other debt instruments	1,007,148	5,526,932	—	6,534,080

Total debt instruments	20,865,703	5,526,932	—	26,392,635

Equity instruments	4,123,247	15,959	447,605	4,586,811

Total investment securities at fair value through other comprehensive income	24,988,950	5,542,891	447,605	30,979,446

Total	¥28,141,199	¥12,185,552	¥1,059,896	¥41,386,647

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,951,218	¥51,373	¥—	¥2,002,591
Equity instruments	59,887	18,348	—	78,235

Total trading liabilities	2,011,105	69,721	—	2,080,826

Derivative financial instruments:
Interest rate derivatives	22,165	2,623,917	3,877	2,649,959
Currency derivatives	10	2,169,202	5,848	2,175,060
Equity derivatives	79,008	3,211	8,279	90,498
Commodity derivatives	510	4,861	—	5,371
Credit derivatives	—	28,454	91	28,545

Total derivative financial instruments	101,693	4,829,645	18,095	4,949,433

Financial liabilities designated at fair value through profit or loss	—	72,623	166,896	239,519
Others (2)(3)	—	8,047	1,104	9,151

Total	¥2,112,798	¥4,980,036	¥186,095	¥7,278,929

	At March 31, 2020
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,191,635	¥354,068	¥—	¥2,545,703
Equity instruments	234,725	4,588	—	239,313

Total trading assets	2,426,360	358,656	—	2,785,016

Derivative financial instruments:
Interest rate derivatives	100,558	4,009,820	1,148	4,111,526
Currency derivatives	—	2,032,117	11,667	2,043,784
Equity derivatives	45,699	20,951	24,516	91,166
Commodity derivatives	181	16,642	—	16,823
Credit derivatives	—	15,819	683	16,502

Total derivative financial instruments	146,438	6,095,349	38,014	6,279,801

Financial assets at fair value through profit or loss:
Debt instruments	209,545	682,019	562,823	1,454,387
Equity instruments	2,497	356	21,116	23,969

Total financial assets at fair value through profit or loss	212,042	682,375	583,939	1,478,356

Investment securities at fair value through other comprehensive income:
Japanese government bonds	6,785,068	—	—	6,785,068
U.S. Treasury and other U.S. government agency bonds	4,494,686	—	—	4,494,686
Other debt instruments	746,557	6,027,853	—	6,774,410

Total debt instruments	12,026,311	6,027,853	—	18,054,164

Equity instruments	3,073,776	8,285	407,390	3,489,451

Total investment securities at fair value through other comprehensive income	15,100,087	6,036,138	407,390	21,543,615

Total	¥17,884,927	¥13,172,518	¥1,029,343	¥32,086,788

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,880,605	¥35,082	¥—	¥1,915,687
Equity instruments	50,773	52,024	—	102,797

Total trading liabilities	1,931,378	87,106	—	2,018,484

Derivative financial instruments:
Interest rate derivatives	62,135	3,416,391	3,863	3,482,389
Currency derivatives	8	1,863,217	31,236	1,894,461
Equity derivatives	90,048	10,790	42,246	143,084
Commodity derivatives	389	14,326	—	14,715
Credit derivatives	—	19,126	1,426	20,552

Total derivative financial instruments	152,580	5,323,850	78,771	5,555,201

Others (2)(3)	—	(6,534)	(51,015)	(57,549)

Total	¥2,083,958	¥5,404,422	¥27,756	¥7,516,136

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2021 and 2020.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2021 and 2020.

	At April 1, 2020	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2021	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2021
		Included in profit or loss	Included in other comprehensive income
		(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥972	¥—	¥9	¥(1,361)	¥—	¥—	¥—	¥(493)	¥(3,588)	¥324
Currency derivatives—net	(19,569)	15,336	—	—	—	—	—	—	(1,108)	(5,341)	5,573
Equity derivatives—net	(17,730)	25,619	—	5,533	(6,290)	—	—	—	—	7,132	7,229
Credit derivatives—net	(743)	3,618	50	—	—	—	(1,159)	—	—	1,766	3,622

Total derivative financial instruments—net	(40,757)	45,545	50	5,542	(7,651)	—	(1,159)	—	(1,601)	(31)	16,748

Financial assets at fair value through profit or loss:
Debt instruments	562,823	11,183	40	150,091	(69,210)	—	(65,137)	—	(28,340)	561,450	11,623
Equity instruments	21,116	(376)	—	15,357	(841)	—	(1,532)	9	(956)	32,777	(831)

Total financial assets at fair value through profit or loss	583,939	10,807	40	165,448	(70,051)	—	(66,669)	9	(29,296)	594,227	10,792

Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	40,254	10,082	(8,889)	—	(1,342)	130	(20)	447,605	—

Total investment securities at fair value through other comprehensive income	407,390	—	40,254	10,082	(8,889)	—	(1,342)	130	(20)	447,605	—

Financial liabilities designated at fair value through profit or loss	—	947	(2,006)	—	—	(237,718)	71,881	—	—	(166,896)	947

Others (3) —liabilities:	51,015	(55,659)	—	—	—	—	—	—	3,540	(1,104)	(14,848)

Total	¥1,001,587	¥1,640	¥38,338	¥181,072	¥(86,591)	¥(237,718)	¥2,711	¥139	¥(27,377)	¥873,801	¥13,639

	At April 1, 2019	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2020	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2020
		Included in profit or loss	Included in other comprehensive income
		(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,839)	¥2,376	¥—	¥49	¥(1,301)	¥—	¥—	¥—	¥—	¥(2,715)	¥996
Currency derivatives—net	(21,474)	774	—	1,183	(52)	—	—	—	—	(19,569)	(3,530)
Equity derivatives—net	(12,438)	(5,135)	—	6,090	(6,247)	—	—	—	—	(17,730)	(11,843)
Credit derivatives—net	4,995	(3,405)	(89)	—	—	—	(2,244)	—	—	(743)	(3,520)

Total derivative financial instruments—net	(32,756)	(5,390)	(89)	7,322	(7,600)	—	(2,244)	—	—	(40,757)	(17,897)

Financial assets at fair value through profit or loss:						—
Debt instruments	578,080	23,842	(2)	229,573	(175,793)	—	(92,334)	—	(543)	562,823	24,721
Equity instruments	18,711	(1,321)	—	6,761	(1,075)	—	(1,410)	10	(560)	21,116	(1,770)

Total financial assets at fair value through profit or loss	596,791	22,521	(2)	236,334	(176,868)	—	(93,744)	10	(1,103)	583,939	22,951

Investment securities at fair value through other comprehensive income:						—
Equity instruments	412,347	—	(9,967)	9,447	(3,683)	—	(718)	365	(401)	407,390	—

Total investment securities at fair value through other comprehensive income	412,347	—	(9,967)	9,447	(3,683)	—	(718)	365	(401)	407,390	—

Others (3) —liabilities:	4,998	46,546	—	(341)	—	—	—	—	(188)	51,015	41,115

Total	¥981,380	¥63,677	¥(10,058)	¥252,762	¥(188,151)	¥—	¥(96,706)	¥375	¥(1,692)	¥1,001,587	¥46,169

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of equity instruments.

(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal years ended March 31, 2021 and 2020, transfers out of Level 3 amounted to ¥27,377 million and ¥1,692 million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2021 and 2020 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2021	2020	2021	2020
	(In millions)
Net interest income	¥15,462	¥8,674	¥2,668	¥5,620
Net trading income (loss)	(25,067)	32,429	(259)	17,545
Net income from financial assets and liabilities at fair value through profit or loss	11,754	22,521	11,739	22,951
Other income (expenses)	(509)	53	(509)	53

Total	¥1,640	¥63,677	¥13,639	¥46,169

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2021 and 2020 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
Balance at beginning of period	¥6,079	¥5,285
Increase due to new trades	16,476	3,904
Reduction due to redemption, sales or passage of time	(4,163)	(3,110)

Balance at end of period	¥18,392	¥6,079

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2021 and 2020.

At March 31, 2021
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:
Interest rate derivatives	¥289	¥3,877	Option model	Interest rate to interest rate correlation	15%-98%
				Quanto correlation	8%-30%
Currency derivatives	507	5,848	Option model	Interest rate to interest rate correlation	27%-98%
				Quanto correlation	7%-48%
				Foreign exchange volatility	7%-31%
Equity derivatives	15,411	8,279	Option model	Equity to equity correlation	36%-97%
				Quanto correlation	(33)%-35%
				Equity volatility	17%-61%
Credit derivatives	1,857	91	CDO pricing model	Additional withdrawal ratio	45%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	561,450	—	Monte Carlo Simulation	Equity volatility	26%-41%
			Option model	Foreign exchange volatility	9%-32%
			DCF model	Probability of default rate	0%-12%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	32,777	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	Market multiples	Price/Earnings multiple	9.4x-63.6x
				Price/Book value multiple	0.2x-2.9x
				EV/EBITDA multiple	3.1x-14.8x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	166,896	Option model	Equity to equity correlation	36%-93%
				Interest rate to interest rate correlation	27%-98%
				Quanto correlation	(33)%-48%
				Equity volatility	17%-50%
			Credit Default model	Quanto correlation	15%-30%
Others(4)	—	1,104	Option model	Equity to equity correlation	48%-97%
				Interest rate to interest rate correlation	15%-98%
				Quanto correlation	(27)%-48%
				Equity volatility	17%-53%
				Foreign exchange volatility	9%-32%
			Credit Default model	Quanto correlation	15%-90%

At March 31, 2020
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:
Interest rate derivatives	¥1,148	¥3,863	Option model	Interest rate to interest rate correlation	9%-100%
Currency derivatives	11,667	31,236	Option model	Interest rate to interest rate correlation	26%-98%
				Quanto correlation	8%-52%
				Foreign exchange volatility	7%-26%
Equity derivatives	24,516	42,246	Option model	Equity to equity correlation	32%-96%
				Quanto correlation	(39)%-(4)%
				Equity volatility	12%-113%
				Foreign exchange volatility	9%-14%
Credit derivatives	683	1,426	CDO pricing model	Additional withdrawal ratio	47%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	562,823	—	Monte Carlo Simulation	Equity volatility	25%-42%
			Option model	Interest rate to interest rate correlation	80%-99%
				Foreign exchange volatility	12%-28%
			DCF model	Probability of default rate	0%-39%
				Loss given default rate	5%-100%
			Net asset value (2)	—	—
Equity instruments	21,116	—	See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	Market multiples	Price/Earnings multiple	10.4x-35.4x
				Price/Book value multiple	0.2x-2.1x
				EV/EBITDA multiple	4.7x-16.3x
				Liquidity discount	20%
			See note (3) below	—	—
Others(4)	—	(51,015)	Option model	Equity to equity correlation	31%-96%
				Interest rate to interest rate correlation	9%-100%
				Quanto correlation	(39)%-67%
				Equity volatility	12%-74%
				Foreign exchange volatility	7%-28%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.

(2)	The Group has determined that the net asset value represents fair values of certain investment funds.

(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity
The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2021
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥1	¥1	¥—	¥—
Currency derivatives—net	(5,341)	9	8	—	—
Equity derivatives—net	7,132	1,869	1,821	—	—
Credit derivatives—net	1,766	140	481	—	—
Financial assets at fair value through profit or loss:
Debt instruments	561,450	2,495	7,060	—	—
Equity instruments	32,777	111	227	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	—	13,753	12,833
Financial liabilities designated at fair value through profit or loss (1)	(166,896)	879	942	—	—
Others (1)(2) —liabilities:	(1,104)	425	395	—	—

	At March 31, 2020
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥1	¥1	¥—	¥—
Currency derivatives—net	(19,569)	17	17	—	—
Equity derivatives—net	(17,730)	493	718	—	—
Credit derivatives—net	(743)	1,006	2,461	—	—
Financial assets at fair value through profit or loss:
Debt instruments	562,823	2,784	4,585	—	—
Equity instruments	21,116	—	—	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	—	8,837	8,362
Others (1)(2) —liabilities:	51,015	3,664	4,610	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2021 and 2020. The tables below do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values from this fiscal year.

		At March 31, 2021
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥72,015	¥71,894	¥22,240	¥49,654	¥—
Loans and advances	b	97,714,938	100,324,891	—	299,422	100,025,469
Other financial assets	b	4,250,454	4,248,069	—	4,195,346	52,723

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥108,367,451	¥108,368,292	¥—	¥108,368,292	¥—
Other deposits	c	47,126,203	47,132,088	—	46,990,361	141,727
Borrowings	c	19,042,714	19,193,217	—	19,174,649	18,568
Debt securities in issue	c	11,228,600	11,375,401	—	11,176,631	198,770
Other financial liabilities	c	8,416,003	8,416,002	—	8,381,775	34,227

		At March 31, 2020
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥320,771	¥321,057	¥282,520	¥38,537	¥—
Loans and advances	b	94,671,818	97,428,956	—	356,570	97,072,386
Other financial assets	b	4,229,678	4,227,027	—	4,174,646	52,381

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥95,849,958	¥95,851,474	¥—	¥95,851,474	¥—
Other deposits	c	42,581,460	42,594,532	—	42,339,787	254,745
Borrowings	c	16,735,474	16,825,055	—	16,797,789	27,266
Debt securities in issue	c	10,985,048	10,777,289	—	10,395,526	381,763
Other financial liabilities	c	7,149,714	7,149,704	—	7,107,189	42,515

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.

c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.

	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.